OTHER INCOMES / (LOSSES) (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER INCOME

	2026	2025	2024
	HK$	HK$	HK$

Imputed interest income	4,193	4,150	5,716
Bank interest income	87,749	2,685	569
Waive of trade payables and accrued expense	132,285	-	226,000
Waive of interests payables on other loans	6,505,995	-	-
Loss on extinguishment of financial liabilities	(12,433,451)	-	-
Insurance claims	-	336,867	-
Gain on early termination of lease	-	-	14,882
Sundry income	-	36,000	-

Total	(5,703,229)	379,702	247,167